Accounts Receivable, Net	12 Months Ended
Dec. 31, 2020
Accounts Receivable Disclosure [Abstract]
ACCOUNTS RECEIVABLE, NET

Note 5 – ACCOUNTS RECEIVABLE

Accounts receivable consists principally of amounts due from trade customers. Credit is extended based on an evaluation of the customer’s financial condition and collateral is not generally required. Certain credit sales are made to industries that are subject to cyclical economic changes.

As of December 31, 2020 and 2019, accounts receivable, net, consists of the following:

	December 31,
	2020	2019
Accounts receivable	$63,493,891	$42,606,485
Less: Allowance for credit losses	-	-
Accounts receivable, net	$63,493,891	$42,606,485

The changes in allowance for credit losses consist of the following:

	For the Years Ended December 31,
	2020	2019	2018
Balance, beginning of the year	$-	$422,340	$446,357
Provision for credit losses	-	-	-
Recovery of allowance for credit losses	-	(420,456)	-
Translation adjustments	-	(1,884)	(24,017)
Balance, end of the year	$-	$-	$422,340